COMBINED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Real estate:
Buildings and improvements	$ 2,638,325	$ 1,940,808		$ 1,819,355
Construction in progress	45,607	41,678		40,347
Land and improvements	370,231	176,475		174,850
Accumulated depreciation	(532,738)	(505,297)		(429,905)
Net real estate	2,521,425	1,653,664		1,604,647
Equity method investment	0	312,709		322,551
Accounts receivable, net of allowance of $2,018 and $2,243	24,407	19,431		19,697	$ 19,970
Cash and cash equivalents	948,822	19,652	$ 21,197	18,777	26,504
Restricted cash	88,971	64,609	$ 63,434	60,289	50,442
Intangible assets	191,659	26,670		74,961
Deferred tax assets	114,556	107,074		116,002
Goodwill	3,849	3,849		3,849
Other assets	130,056	134,557		122,529
Total assets	4,023,745	2,342,215		2,343,302
LIABILITIES AND PARENT'S NET INVESTMENT
Mortgage debt	0	102,688		106,247
Accounts payable, accrued liabilities, and other liabilities	297,802	284,210		311,448
Deferred revenue	680,055	673,007		616,754
Total liabilities	977,857	1,059,905		1,034,449
Commitments and contingencies (Note 10)
Parent's net investment	0	1,282,310		1,308,853
Total stockholders' equity	2,164,804	1,282,310		1,308,853	$ 1,438,960
Total liabilities and equity	$ 4,023,745	$ 2,342,215		$ 2,343,302